Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

C5     Intangible assets

C5.1  Goodwill

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition by acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option over its non-controlling interests as part of its business acquisition, which if exercised triggers the purchase by the Group of the non-controlling interests, the put option is recognised as a financial liability at the acquisition date with a corresponding amount, deducted directly from shareholder’s equity due to the significant risks and rewards of ownership remaining with the non-controlling interests. Any subsequent changes to the carrying amount of the put liability are also recognised within equity.

Goodwill

Goodwill is capitalised and carried on the Group consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment.

Goodwill shown on the consolidated statement of financial position at 31 December 2019 is wholly attributable to shareholders and represents amounts allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses.

	31 Dec 2019 $m	31 Dec 2018 $m
Carrying value at beginning of year	2,365	2,005
Demerger of UK and Europe operations	(1,731)	—
Additions in the year	299	503
Disposals/reclassifications to held for sale	—	(13)
Exchange differences	36	(130)
Carrying value at end of year	969	2,365

Impairment testing

Goodwill does not generate cash flows independently of other groups of assets and thus is assigned to cash-generating units for the purposes of impairment testing. These cash-generating units are based upon how management monitors the business and represent the lowest level to which goodwill can be allocated on a reasonable basis.

Goodwill is tested for impairment by comparing the cash-generating unit’s carrying amount, including any goodwill, with its recoverable amount. The Group’s methodology of assessing whether goodwill may be impaired for acquired life and asset management operations is discussed below:

For acquired life businesses, the Company routinely compares the aggregate of net asset value and acquired goodwill on an IFRS basis of the acquired life business with the value of the current in-force business as determined using the EEV methodology. Any excess of IFRS value over EEV carrying value is then compared with EEV basis value of current and projected future new business to determine whether there is any indication that the goodwill in the IFRS statement of financial position may be impaired. The methodology and assumptions underpinning the Group’s EEV basis of reporting are included in the EEV basis supplementary information in this Annual Report.

The goodwill in respect of asset management businesses comprised mainly the goodwill arising from the acquisition of Thanachart Fund Management Co., Ltd. (TFUND) in 2019 and TMB Asset Management Co., Ltd. (TMBAM) in Thailand in 2018. At 31 December 2019, the recoverable amount of these businesses has been determined by calculating the value in use of each of these businesses (considered to be the cash-generating units) using a discounted cash flow valuation.

For TMBAM, the discounted cash flow valuation is based on the latest three-year plan and cash flow projections for the later years. For TFUND, which was acquired in December 2019, the valuation is based on the 10-year cash flow projections used in assessing the acquisition.  The value in use for these acquired asset management businesses is particularly sensitive to a number of key assumptions as follows:

-	The set of economic, market and business assumptions used to derive the cash flow projections for the businesses;
-

The assumed growth rate on forecast cash flows beyond the terminal year of the cash flow projections after considering expected future and past growth rates. At 31 December 2019, a growth rate of 2.25 per cent has been used to extrapolate beyond the projection period (2018: 2.25 per cent in respect of TMBAM);

-	The risk discount rate applied in accordance with the nature of the businesses. The pre-tax discount rate applied at 31 December 2019 was 9 per cent (2018: 9 per cent in respect of TMBAM); and
-	The continuation of asset management contracts on similar terms.

Management believes that any reasonable change in the key assumptions would not cause the recoverable amount of the asset management businesses acquired to fall below its carrying amount.

C5.2  Deferred acquisition costs and other intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. Deferred acquisition costs are accounted for as described in note A4.1(c). Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than DAC, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the ‘acquisition costs and other expenditure’ line in the consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

	31 Dec 2019 $m	31 Dec 2018 $m
Deferred acquisition costs and other intangible assets attributable to shareholders
From continuing operations	17,409	14,865
From discontinued operations	—	143
Totalnote (i)	17,409	15,008
Other intangible assets, including computer software, attributable to with-profits funds
From continuing operations	67	71
From discontinued operations	—	106
Total	67	177
Total of deferred acquisition costs and other intangible assets	17,476	15,185

(i)    Deferred acquisition costs and other intangible assets attributable to shareholders

The deferred acquisition costs and other intangible assets attributable to shareholders comprise:

	31 Dec 2019 $m	31 Dec 2018 $m
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	14,206	12,758
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	33	99
Deferred acquisition costs related to insurance and investment contractsnote (ii)	14,239	12,857
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	38	43
Distribution rights and other intangibles	3,132	2,108
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholdersnote (iii)	3,170	2,151
Total of deferred acquisition costs and other intangible assetsnote (a)	17,409	15,008

Notes

(a)  Total deferred acquisition costs and other intangible assets attributable to shareholders can be further analysed by business operations as follows:

	31 Dec 2019 $m					31 Dec 2018 $m
	Deferred acquisition costs

			Discontinued	PVIF and
	Asia	US	UK and	other
	insurance	insurance*	Europe	intangibles†	Total	Total
		note (b)	operations
Balance at 1 January	1,610	11,113	134	2,151	15,008	14,700
Demerger of UK and Europe operations	—	—	(134)	(9)	(143)	—
Additions ‡	615	807	—	1,179	2,601	1,666
Amortisation to the income statement:
Adjusted IFRS operating profit based on longer-term investment returns	(257)	(297)	—	(238)	(792)	(1,370)
Non-operating profit (loss)	—	1,248	—	(5)	1,243	(156)
	(257)	951	—	(243)	451	(1,526)
Disposals and transfers	—	—	—	(11)	(11)	(19)
Exchange differences and other movements	31	—	—	103	134	(141)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	—	(631)	—	-	(631)	328
Balance at 31 December	1,999	12,240	—	3,170	17,409	15,008
*

Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (2018: 7.4 per cent), gross of asset management fees and other charges to policyholders, but net of external fund management fees. The other assumption impacting expected gross profits include mortality assumptions, lapses, assumed unit costs and future hedge costs. The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items.

†       PVIF and other intangibles comprise present value of acquired in-force (PVIF), distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of $51 million, amortisation of $(33) million, disposals of $5 million, foreign exchange of $2 million and closing balance at 31 December 2019 of $85 million (31 December 2018: $70 million for continuing operations).

‡      In January 2019, the Group renewed its regional strategic bancassurance alliance with United Overseas Bank Limited (UOB). The new agreement extends the original alliance, which commenced in 2010, to 2034 and increases the geographical scope to include a fifth market, Vietnam, alongside the existing markets of Singapore, Malaysia, Thailand and Indonesia. As part of this transaction, Prudential has agreed to pay UOB an initial fee of $853 million (equivalent to SGD1,150 million) for distribution rights which are not dependent on future sales volumes. Of the $853 million, $301 million was paid in 2019, with another two instalments being payable in 2020 and 2021. After allowing for discounting, the amount included in additions in the table above is $834 million.

(b)     The DAC amount in respect of US arises in the insurance operations which comprises the following amounts:

	31 Dec 2019 $m	31 Dec 2018 $m
Variable annuity business	12,406	10,796
Other business	529	381
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(695)	(64)
Total DAC for US operations	12,240	11,113

*

A loss of $(631) million (2018: a gain of $328 million) for shadow DAC amortisation is booked within other comprehensive income to reflect the impact from the positive unrealised valuation movement of $4,023 million (2018: negative unrealised valuation movement of $(2,159) million). These adjustments reflect the movement from year to year, in the changes to the pattern of reported gross profit that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 31 December 2019, the cumulative shadow DAC balance as shown in the table above was negative $(695) million (31 December 2018: negative $(64) million).

(c)     Sensitivity of US DAC  amortisation charge

The amortisation charge to the income statement  in respect of the US DAC asset is reflected in both adjusted IFRS operating profit based on longer-term investment returns and short-term fluctuations in investment returns. The amortisation charge to adjusted IFRS operating profit based on longer-term investment returns in a reporting period comprises:

-	A core amount that reflects a relatively stable proportion of underlying premiums or profit; and
-	An element of acceleration or deceleration arising from market movements differing from expectations.

In periods where the cap and floor features of the mean reversion technique (which is used for moderating the effect of short-term volatility in investment returns) are not relevant, the technique operates to dampen the second element above. Nevertheless, extreme market movements can cause material acceleration or deceleration of amortisation in spite of this dampening effect.

Furthermore, in those periods where the cap or floor is relevant, the mean reversion technique provides no further dampening and additional volatility may result.

In 2019, the DAC amortisation charge for adjusted IFRS operating profit based on longer-term investment returns was determined after including a credit for decelerated amortisation of $280 million (2018: $259 million charge for acceleration). The deceleration arising in 2019 reflects a mechanical decrease in the projected separate account return for the next five years under the mean-reversion technique. Under this technique, the projected level of return for each of the next five years is adjusted so that, in combination with the actual rates of return for the preceding three years (including the current year), the assumed long-term annual separate account return of 7.4 per cent is realised on average over the entire eight-year period. The deceleration in DAC amortisation in 2019 is primarily driven by the actual separate account return in the year being higher than that assumed.

The application of the mean reversion formula (described in note A4.1) has the effect of dampening the impact of equity market movements on DAC amortisation while the mean reversion assumption lies within the corridor. At 31 December 2019, it would take approximate movements in separate account values of more than either negative 26 per cent or positive 49 per cent for mean reversion assumption to move outside the corridor.

(ii)   Deferred acquisition costs related to insurance and investment contracts

The movements in deferred acquisition costs relating to insurance and investment contracts are as follows:

	2019 $m		2018 $m
	Insurance	Investment	Insurance	Investment
	contracts	contracts	contracts	contracts
		note		note
Balance at 1 January	12,758	99	12,406	85
Demerger of UK and Europe operations	(62)	(72)	—	—
Additions	1,411	11	1,324	35
Amortisation	699	(5)	(1,266)	(16)
Exchange differences	31	—	(34)	(5)
Change in shadow DAC related to movement in unrealised appreciation of debt securities classified as available-for-sale	(631)	—	328	—
Balance at 31 December	14,206	33	12,758	99

Note

All of the additions of investment contracts are through internal development. The carrying amount of the DAC balance comprises the following gross and accumulated amortisation amounts:

	31 Dec 2019 $m	31 Dec 2018 $m
Gross amount	34	231
Accumulated amortisation	(1)	(132)
Carrying amount	33	99

(iii)    PVIF and other intangibles attributable to shareholders

	2019 $m				2018 $m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
	note (a)	note (b)			note (a)	note (b)
Balance at 1 January
Cost	295	2,546	399	3,240	307	2,426	491	3,224
Accumulated amortisation	(252)	(587)	(250)	(1,089)	(258)	(423)	(334)	(1,015)
	43	1,959	149	2,151	49	2,003	157	2,209
Demerger of UK and Europe operations	(1)	—	(8)	(9)	—	—	—	—
Additions	—	1,110	69	1,179	—	242	65	307
Amortisation charge	(5)	(196)	(42)	(243)	(5)	(190)	(49)	(244)
Disposals and transfers	—	—	(11)	(11)	—	—	(19)	(19)
Exchange differences and other movements	1	98	4	103	(1)	(96)	(5)	(102)
Balance at 31 December	38	2,971	161	3,170	43	1,959	149	2,151
Comprising:
Cost	175	3,783	379	4,337	295	2,546	399	3,240
Accumulated amortisation	(137)	(812)	(218)	(1,167)	(252)	(587)	(250)	(1,089)
	38	2,971	161	3,170	43	1,959	149	2,151

Notes

(a)

All of the net PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised. Amortisation is charged over the period of provision of asset management services as those profits emerge.

(b)

Distribution rights relate to fees paid in relation to the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.